Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Jun. 30, 2024 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 471,598	£ 459,857	£ 452,408
Financial assets at fair value through profit or loss	221,942	215,925
Derivative financial instruments	22,943	24,065
Financial liabilities at fair value through profit or loss	28,754	27,611
Interest rate derivatives	19,879	21,676
Total financial liabilities carried at fair value	100,918	100,515
Total financial assets carried at fair value	278,773	270,680
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,700	9,889
Derivative financial instruments	539	741
Financial liabilities at fair value through profit or loss	18	22
Total financial liabilities carried at fair value	305	444
Total financial assets carried at fair value	10,656	11,003
Gross carrying amount | Level 3 | Financial assets carried at fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial assets carried at fair value		11,003
Gross carrying amount | Financial liabilities carried at fair value | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial liabilities carried at fair value	305	444
Discounted cash flow | Favourable changes | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	1	1
Discounted cash flow | Unfavourable changes | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	(1)	(1)
Discounted cash flow | Gross carrying amount | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	18	22
Option pricing model | Gross carrying amount | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	287	422
Option pricing model | Gross carrying amount | Favourable changes | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	16	17
Option pricing model | Gross carrying amount | Unfavourable changes | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	(16)	(15)
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	9,098	9,049
Financial assets at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	5,905	6,010
Financial assets at fair value through profit or loss | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,700	9,889
Financial assets at fair value through profit or loss | Discounted cash flow | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	152	245
Debt securities	36	35
Financial assets at fair value through profit or loss | Discounted cash flow | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	(154)	(231)
Debt securities	(47)	(55)
Financial assets at fair value through profit or loss | Discounted cash flow | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	5,908	6,022
Debt securities	538	621
Financial assets at fair value through profit or loss | Market approach | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	136	150
Financial assets at fair value through profit or loss | Market approach | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(136)	(150)
Financial assets at fair value through profit or loss | Market approach | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	2,273	2,267
Financial assets at fair value through profit or loss | Underlying asset or net asset value | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	82	80
Unlisted equities, debt securities and property partnerships in the life funds	1	0
Financial assets at fair value through profit or loss | Underlying asset or net asset value | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(86)	(84)
Unlisted equities, debt securities and property partnerships in the life funds	(5)	(7)
Financial assets at fair value through profit or loss | Underlying asset or net asset value | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	794	773
Unlisted equities, debt securities and property partnerships in the life funds	187	206
Financial assets at fair value through other comprehensive income | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	417	373
Financial assets at fair value through other comprehensive income | Underlying asset or net asset value | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	40	33
Financial assets at fair value through other comprehensive income | Underlying asset or net asset value | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(40)	(33)
Financial assets at fair value through other comprehensive income | Underlying asset or net asset value | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	368	325
Financial assets at fair value through other comprehensive income | Lead manager or broker quote | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Asset-backed securities	2	2
Financial assets at fair value through other comprehensive income | Lead manager or broker quote | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Asset-backed securities	(2)	(2)
Financial assets at fair value through other comprehensive income | Lead manager or broker quote | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Asset-backed securities	49	48
Derivative financial assets | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	10,656	741
Derivative financial assets | Discounted cash flow | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	22	21
Derivative financial assets | Discounted cash flow | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	(22)	(21)
Derivative financial assets | Discounted cash flow | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	276	347
Derivative financial assets | Option pricing model | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	6	4
Derivative financial assets | Option pricing model | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	(4)	(6)
Derivative financial assets | Option pricing model | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	£ 263	£ 394
Interest rate spreads | Minimum | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.0050	0.0050
Interest rate spreads | Maximum | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Interest rate spreads | Financial assets at fair value through profit or loss | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0234	0.0241
Interest rate spreads | Financial assets at fair value through profit or loss | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	(0.0167)	(0.0131)
Earnings multiple | Financial assets at fair value through profit or loss | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets, multiple		3.5
Earnings multiple | Financial assets at fair value through profit or loss | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets, multiple	15.0	15.0
Interest rate volatility | Minimum | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities		(0.11)
Interest rate volatility | Maximum | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities		(1.83)
Interest rate volatility | Derivative financial assets | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	(0.12)	(0.11)
Interest rate volatility | Derivative financial assets | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	(1.71)	(1.83)
Credit spreads | Financial assets at fair value through profit or loss | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.13	0.17
Credit spreads | Financial assets at fair value through profit or loss | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	(0.13)	(0.17)
Uncertainty Of Recovery Rates | Derivative financial assets | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0008	0.0008
Uncertainty Of Recovery Rates | Derivative financial assets | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	(0.0008)	(0.0008)